Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Amortization Expense [Line Items]
2013	$ 78
2014	51
2015	40
2016	28
2017	11
Thereafter	5
Net Cost	$ 213	$ 645